UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Explanatory Note:

Subsequent to the Form N-CSR filing (on January 9, 2026) for The Advisors’ Inner Circle Fund I (the “Trust), a misstatement of certain amounts related to PricewaterhouseCoopers LLP (“PwC”) fees in Item 4 (Principal Accountant Fees and Services) for the fiscal year ended October 31, 2025, was identified. This filing intends to correct the fees for services provided to the Trust by PwC. The amounts provided for the fiscal year ended October 31, 2024, were appropriately stated and have not changed. There are no other changes included in this supplemental filing.

Item 1.	Reports to Stockholders.

(a)              A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

Loomis Sayles Full Discretion Institutional Securitized Fund

Institutional Class Shares

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Institutional Class Shares of the Loomis Sayles Full Discretion Institutional Securitized Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://info.loomissayles.com/full-discretion-funds. You can also request this information by contacting us at 1-800-343-2029.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Loomis Sayles Full Discretion Institutional Securitized Fund, Institutional Class Shares	$22	0.20%

How did the Fund perform in the last year?

The ICE BofA US ABS & CMBS Index (TR) (USD) (the Index), a broad measure of the securitized credit market, posted a total return of 6.34%. Over the same time period, the Fund generated a return of 15.08%, significantly outperforming its benchmark by 874 basis points.

Spread and specific contribution were positive for the period given the Funds deeper credit exposure relative to the benchmark. The Fund’s effective duration as of October 31, 2025 was 2.40, approximately 0.24 years shorter than that of the Index.

Commercial ABS, Consumer ABS, CMBS, RMBS, and CLOs led account outperformance. Commercial ABS was the largest contributor to outperformance for the period. An overweight of issues backed by aircraft leases in commercial ABS led outperformance within the subsector, followed by an overweight to personal consumer consumer ABS loans, and an allocation to special situation CMBS conduit subs. Additionally, an overweight to non-performing RMBS loans and an allocation to lower mezzanine CLO loans elevated annual returns. On the negative side relative to the benchmark, an underweight position to agency CMBS weighed on performance.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	Loomis Sayles Full Discretion Institutional Securitized Fund, Institutional Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA US ABS & CMBS Index (USD) (TR)Footnote Reference*
Oct/15	$10,000	$10,000	$10,000
Oct/16	$10,543	$10,437	$10,324
Oct/17	$11,480	$10,531	$10,512
Oct/18	$11,972	$10,315	$10,543
Oct/19	$12,764	$11,502	$11,361
Oct/20	$12,381	$12,214	$11,784
Oct/21	$13,620	$12,155	$11,957
Oct/22	$12,754	$10,249	$10,872
Oct/23	$13,750	$10,286	$11,247
Oct/24	$16,425	$11,370	$12,305
Oct/25	$18,902	$12,071	$13,086

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-800-343-2029 or visit https://info.loomissayles.com/full-discretion-funds for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Loomis Sayles Full Discretion Institutional Securitized Fund, Institutional Class Shares	15.08%	8.83%	6.57%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.16%	-0.24%	1.90%
ICE BofA US ABS & CMBS Index (USD) (TR)Footnote Reference*	6.34%	2.12%	2.73%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$436,452,488	244	$-	41%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Other Investment	0.0%
Corporate Obligations	1.3%
Short-Term Investment	2.1%
Residential Mortgaged-Backed Obligations	7.6%
U.S Treasury Obligation	7.7%
Commercial Mortgage-Backed Obligations	13.4%
Asset-Backed Securities	69.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
KDAC Aviation Finance, Ser 2017-1A, Cl C	7.385%	12/15/42	3.2%
CSMC OA, Ser 2014-USA, Cl E	4.373%	09/15/37	1.9%
AIM Aviation Finance, Ser 2015-1A, Cl B1	5.072%	02/15/40	1.6%
FHLMC POOL, Ser 2023-2326	4.450%	12/01/32	1.6%
Harbour Aircraft Investments, Ser 2017-1, Cl C	10.000%	11/15/37	1.4%
NY Commercial Mortgage Trust, Ser 2025-299P, Cl A	5.664%	02/10/47	1.4%
AASET Trust, Ser 2020-1A, Cl C	6.413%	01/16/40	1.2%
GS Mortgage Securities Trust, Ser 2014-GC22, Cl B	4.391%	06/10/47	1.2%
Fortiva Retail Credit Master Note Business Trust, Ser 2024-ONE, Cl C	12.560%	11/15/29	1.2%
Citibank Credit Card Issuance Trust, Ser 2007-A3, Cl A3	6.150%	06/15/39	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-343-2029

  https://info.loomissayles.com/full-discretion-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-343-2029 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

Loomis Sayles Full Discretion Institutional Securitized Fund / Institutional Class Shares

Annual Shareholder Report: October 31, 2025

(b)              Not applicable.

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1)         The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)         The Registrant’s audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$96,175	None	None	$91,274	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees(2)	None	None	$682,400	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$587,404	None	None	$539,063	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Cohen & Co. (“Cohen”) related to the Trust.

Cohen billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$45,800	None	None	$43,700	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax compliance services provided to service affiliates of the funds.

(e)(1)        The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1)	require specific pre-approval;

(2)	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3)	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2)        Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2025	2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2)        Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2025	2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2)        Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (Cohen):

	2025	2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)             Not applicable.

(g)             The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $682,400 and $0 for 2025 and 2024, respectively.

(g)             The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2025 and 2024, respectively.

(g)             The aggregate non-audit fees and services billed by Cohen for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2025 and 2024, respectively.

(h)             During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)              Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)              Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)             The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)             Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors’ Inner Circle Fund

Loomis Sayles Full Discretion Institutional Securitized Fund

ANNUAL FINANCIALS AND OTHER INFORMATION
OCTOBER 31, 2025

Table of Contents

Loomis Sayles Full Discretion Institutional Securitized Fund

Financial Statements (Form N-CSR Item 7)
Portfolio of Investments	1
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	20
Report of Independent Registered Public Accounting Firm	35
Notice to Shareholders (Unaudited)	37
Other Information (Form N-CSR Items 8-11) (Unaudited)	38

Portfolio of Investments — as of October 31, 2025
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 69.2%
	37 Capital CLO 1, Series 2021-1A, Class E
$1,000,000	11.366%, TSFR3M + 7.462%, 10/15/34 (A)(B)	$990,379
	720 East CLO VI, Series 2024-3A, Class E
3,720,000	9.384%, TSFR3M + 5.500%, 01/20/38 (A)(B)	3,682,949
	AASET Trust, Series 2019-2C, Class C
2,603,658	6.413%, 10/16/39 (B)	2,525,781
	AASET Trust, Series 2020-1A
17,029,000	0.000%, 01/16/40 (C)(D)	1,217,573
	AASET Trust, Series 2020-1A, Class B
2,392,884	4.335%, 01/16/40 (B)	2,306,011
	AASET Trust, Series 2020-1A, Class C
5,751,893	6.413%, 01/16/40 (B)	5,427,969
	Accelerated Assets, Series 2018-1, Class B
119,055	4.510%, 12/02/33 (B)	117,778
	Affirm Asset Securitization Trust, Series 2023-X1, Class D
1,000,000	9.550%, 11/15/28 (B)	1,005,125
	AGL CLO, Series 2025-44A, Class D1
1,950,000	6.453%, TSFR3M + 2.500%, 10/22/37 (A)(B)	1,937,846
	AIM Aviation Finance, Series 2015-1A, Class B1
8,883,378	5.072%, 02/15/40 (B)(E)	7,106,880
	APL Finance DAC, Series 2023-1A, Class D
3,807,000	8.150%, 03/20/36 (B)	3,812,596
	Applebee's Funding, Series 2025-1A, Class A2
1,028,000	6.720%, 06/07/55 (B)	1,028,731
	Auxilior Term Funding, Series 2023-1A, Class E
2,750,000	10.970%, 12/15/32 (B)	2,873,725
	Avant Credit Card Master Trust, Series 2025-1A, Class F
2,500,000	10.790%, 04/15/31 (B)	2,495,000
	Aventura Mall Trust, Series 2018-AVM, Class A
3,760,000	4.112%, 07/05/40 (A)(B)	3,716,550
	Avis Budget Rental Car Funding AESOP, Series 2025-3A, Class D
670,000	7.320%, 02/20/28 (B)	678,404
	Avis Budget Rental Car Funding AESOP, Series 2025-1A, Class D
815,000	7.590%, 04/20/29 (B)	836,694
	Avis Budget Rental Car Funding AESOP, Series 2025-4A, Class D
445,000	7.310%, 06/20/29 (B)	455,850
	Bain Capital CLO, Series 2024-1A, Class D1
1,750,000	7.744%, TSFR3M + 3.850%, 04/16/37 (A)(B)	1,761,216
	Basepoint Mca Securitization II, Series 2025-1A, Class C
2,675,000	11.789%, 08/15/31 (B)	2,664,318
	BFLD Commercial Mortgage Trust, Series 2025-660F, Class D
620,000	6.715%, TSFR1M + 2.750%, 11/15/42 (A)(B)	621,162
	BHG Securitization Trust, Series 2022-C, Class E
1,890,000	9.730%, 10/17/35 (B)	2,033,519

The accompanying notes are an intergral part of the financial statements.

1

Portfolio of Investments — as of October 31, 2025
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 69.2% (continued)
	BHG Securitization Trust, Series 2023-B, Class E
$2,500,000	12.400%, 12/17/36 (B)	$2,844,436
	BHG Securitization Trust, Series 2024-1CON, Class E
2,500,000	10.450%, 04/17/35 (B)	2,728,880
	BHG Securitization Trust, Series 2025-2CON, Class E
1,000,000	7.760%, 09/17/36 (B)	1,009,606
	Birch Grove CLO, Series 2025-6A, Class A1R
4,485,000	5.751%, TSFR3M + 1.380%, 07/20/37 (A)(B)	4,485,269
	Biz2Credit Asset Securitization, Series 2024-1A, Class B
1,520,000	9.437%, 05/15/31 (B)	1,528,921
	Biz2Credit Asset Securitization, Series 2024-1A, Class C
500,000	13.727%, 05/15/31 (B)	503,562
	BPR Trust, Series 2021-NRD, Class E
2,030,000	9.654%, TSFR1M + 5.621%, 12/15/38 (A)(B)	2,009,805
	Bridge Street CLO V, Series 2025-1A, Class C1
2,235,000	5.834%, TSFR3M + 1.950%, 04/20/38 (A)(B)	2,232,144
	BX Commercial Mortgage Trust, Series 2024-VLT5, Class A
750,000	5.410%, 11/13/46 (A)(B)	765,648
	CAL Funding IV, Series 2020-1A, Class B
582,165	3.500%, 09/25/45 (B)	557,720
	Carlyle US CLO, Series 2024-3A, Class D1R
2,000,000	7.734%, TSFR3M + 3.850%, 04/20/37 (A)(B)	2,001,872
	Carvana Auto Receivables Trust, Series 2024-N3, Class D
785,000	5.380%, 12/10/30 (B)	778,900
	Carvana Auto Receivables Trust, Series 2024-N3, Class E
1,250,000	7.660%, 04/12/32 (B)	1,247,068
	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B
592,540	5.300%, 06/15/43 (B)	542,879
	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
4,670,000	6.150%, 06/15/39	5,212,644
	CLI Funding VI, Series 2020-3A, Class B
478,100	3.300%, 10/18/45 (B)	451,693
	CLI Funding VIII, Series 2025-R, Class A
1,447,982	6.610%, 06/21/50 (B)	1,436,113
	Clsec Holdings 22T, Series 2021-1, Class C
3,534,124	6.171%, 05/11/37 (B)	3,357,938
	College Ave Student Loans, Series 2023-A, Class E
883,588	8.490%, 05/25/55 (B)	911,915
	COMM Mortgage Trust, Series 2024-CBM, Class A2
1,065,000	5.867%, 12/10/41 (A)(B)	1,084,776
	CoreVest American Finance Trust, Series 2019-1, Class E
575,000	5.560%, 03/15/52 (A)(B)	566,687
	CoreVest American Finance Trust, Series 2020-2, Class D
1,211,000	4.546%, 05/15/52 (A)(B)	1,185,531

The accompanying notes are an intergral part of the financial statements.

2

Portfolio of Investments — as of October 31, 2025
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 69.2% (continued)
	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class C
$495,000	7.710%, 07/15/33 (B)	$505,479
	EDI ABS Issuer, Series 2025-1A, Class B
4,240,000	4.550%, 07/25/55 (B)	4,067,040
	Eldridge CLO, Series 2025-1A, Class A1
3,095,000	0.000%, 10/20/38 (A)(B)	3,095,000
	EverBright Solar Trust, Series 2024-A, Class A
910,908	6.430%, 06/22/54 (B)	871,249
	EWC Master Issuer, Series 2022-1A, Class A2
1,548,000	5.500%, 03/15/52 (B)	1,526,458
	Extended Stay America Trust, Series 2025-ESH, Class A
430,000	5.450%, TSFR1M + 1.300%, 10/15/42 (A)(B)	430,806
	Falcon Aerospace, Series 2017-1, Class A
16,841	4.581%, 02/15/42 (B)	16,790
	Falcon Aerospace, Series 2019-1, Class E
5,000,000	0.000%, 09/15/39 (B)(C)(D)	1,030,000
	FHF Issuer Trust, Series 2025-1A, Class A2
3,277,615	4.920%, 02/15/31 (B)	3,260,083
	First Investors Auto Owner Trust, Series 2022-2A, Class D
750,000	8.710%, 10/16/28 (B)	771,405
	FirstKey Homes Trust, Series 2020-SFR2, Class F1
2,450,000	3.017%, 10/19/37 (B)	2,443,949
	Flagship Credit Auto Trust, Series 2022-3, Class C
320,000	4.990%, 07/17/28 (B)	317,957
	Flagship Credit Auto Trust, Series 2022-3, Class D
1,220,000	6.000%, 07/17/28 (B)	1,126,952
	Flagship Credit Auto Trust, Series 2022-4, Class C
170,000	7.710%, 10/16/28 (B)	171,861
	Flagship Credit Auto Trust, Series 2023-1, Class C
425,000	5.430%, 05/15/29 (B)	422,911
	Flagship Credit Auto Trust, Series 2023-3, Class C
625,000	6.010%, 07/16/29 (B)	623,252
	Flagship Credit Auto Trust, Series 2024-3, Class B
270,000	5.350%, 07/16/29 (B)	267,950
	Fora Financial Asset Securitization, Series 2024-1A, Class D
3,000,000	12.010%, 08/15/29 (B)	3,021,945
	Fortiva Retail Credit Master Note Business Trust, Series 2024-ONE, Class C
5,270,000	12.560%, 11/15/29 (B)	5,317,472
	Foundation Finance Trust, Series 2024-2A, Class E
1,140,200	9.350%, 03/15/50 (B)	1,170,759
	Foursight Capital Automobile Receivables Trust, Series 2023-2, Class E
1,000,000	10.980%, 07/15/30 (B)	1,067,942
	Foursight Capital Automobile Receivables Trust, Series 2024-1, Class E
1,250,000	10.250%, 05/15/31 (B)	1,336,449

The accompanying notes are an intergral part of the financial statements.

3

Portfolio of Investments — as of October 31, 2025
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 69.2% (continued)
	Frontier Issuer, Series 2023-1, Class C
$3,144,694	11.500%, 08/20/53 (B)	$3,261,402
	Garnet CLO, Series 2025-2A, Class D1
1,845,000	7.181%, TSFR3M + 3.100%, 10/20/38 (A)(B)	1,839,007
	Garnet CLO, Series 2025-3A, Class D1
4,275,000	0.000%, 10/20/38 (A)(B)	4,247,230
	GFH Mortgage Trust, Series 2025-IND, Class A
3,330,000	5.148%, 06/15/33 (B)	3,363,523
	GGAM Master Trust International, Series 2025-1A, Class A
2,760,000	5.923%, 09/30/60 (B)	2,754,991
	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1
2,172,754	6.276%, 02/25/55 (B)(E)	2,178,149
	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A2
3,436,000	8.837%, 02/25/55 (B)(E)	3,454,478
	Global SC Finance X, Series 2025-1H, Class B
1,905,225	7.848%, 09/20/45 (B)	1,904,558
	GS Mortgage Securities Trust, Series 2014-GC22, Class B
6,605,000	4.391%, 06/10/47 (A)	5,384,907
	Harbour Aircraft Investments, Series 2017-1, Class A
5,123,949	6.000%, 11/15/37	4,876,344
	Harbour Aircraft Investments, Series 2017-1, Class C
8,956,753	10.000%, 11/15/37	6,279,938
	Hardee's Funding, Series 2024-1A, Class A2
300,425	7.253%, 03/20/54 (B)	310,574
	Hilton Grand Vacations Trust, Series 2022-2A, Class C
243,364	5.570%, 01/25/37 (B)	245,282
	Hilton Grand Vacations Trust, Series 2024-1B, Class D
179,880	8.850%, 09/15/39 (B)	185,049
	Horizon Aircraft Finance I, Series 2018-1, Class B
1,171,040	5.270%, 12/15/38 (B)	1,039,267
	Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class C
242,227	7.334%, SOFR30A + 3.150%, 05/20/32 (A)(B)	244,160
	Island Finance Trust, Series 2025-1A, Class C
500,000	10.000%, 03/19/35 (B)	510,011
	Kapitus Asset Securitization IV, Series 2024-1A, Class D
1,100,000	9.900%, 09/10/31 (B)	1,103,464
	Kapitus Asset Securitization IV, Series 2025-1A, Class 1D
1,500,000	9.900%, 09/10/31 (B)	1,504,724
	Kapitus Asset Securitization V, Series 2025-1A, Class D
2,500,000	10.920%, 04/10/32 (B)	2,514,558
	KDAC Aviation Finance, Series 2017-1A, Class C
15,125,862	7.385%, 12/15/42 (B)	13,915,793
	Kestrel Aircraft Funding, Series 2018-1A, Class A
922,286	4.250%, 12/15/38 (B)	921,456

The accompanying notes are an intergral part of the financial statements

4

Portfolio of Investments — as of October 31, 2025
Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 69.2% (continued)
	KKR CLO, Series 2018-23, Class F
$840,000	11.996%, TSFR3M + 8.112%, 10/20/31 (A)(B)	$776,056
	Labrador Aviation Finance, Series 2016-1A, Class A1
2,133,268	4.300%, 01/15/42 (B)	2,079,851
	Labrador Aviation Finance, Series 2016-1A, Class B1
1,632,846	5.682%, 01/15/42 (B)	1,471,651
	Lendmark Funding Trust, Series 2025-1A, Class D
665,000	6.480%, 09/20/34 (B)	677,288
	Mariner Finance Issuance Trust, Series 2024-AA, Class D
250,000	6.770%, 09/22/36 (B)	255,886
	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A
1,430,000	6.560%, 07/20/29 (B)	1,438,562
	MetroNet Infrastructure Issuer, Series 2025-2A, Class C
795,000	7.830%, 08/20/55 (B)	802,691
	Neuberger Berman Loan Advisers CLO, Series 2025-59A, Class A1
3,810,000	5.150%, TSFR3M + 1.290%, 01/23/39 (A)(B)	3,812,781
	New Residential Mortgage Loan Trust, Series 2024-RPL1, Class B2
1,195,000	3.874%, 01/25/64 (A)(B)	972,826
	NY Commercial Mortgage Trust, Series 2025-299P, Class A
5,970,000	5.664%, 02/10/47 (A)(B)	6,272,071
	NYMT Loan Trust Series, Series 2024-BPL2, Class M
4,250,000	8.410%, 05/25/39 (B)	4,283,537
	NYMT Loan Trust Series, Series 2024-BPL3, Class M1
2,470,000	6.903%, 09/25/39 (A)(B)	2,460,175
	OCP CLO, Series 2024-17A, Class ER2
3,500,000	10.134%, TSFR3M + 6.250%, 07/20/37 (A)(B)	3,517,496
	Octane Receivables Trust, Series 2024-1A, Class E
1,872,000	7.820%, 08/20/31 (B)	1,914,878
	Octane Receivables Trust, Series 2024-2A, Class E
1,250,000	9.040%, 07/20/32 (B)	1,319,386
	OHA Credit Funding, Series 2025-2A, Class AR2
2,300,000	5.110%, TSFR3M + 1.240%, 01/21/38 (A)(B)	2,301,652
	OHA Loan Funding, Series 2025-1A, Class D1R4
2,145,000	6.534%, TSFR3M + 2.650%, 10/19/38 (A)(B)	2,147,227
	OnDeck Asset Securitization Trust IV, Series 2024-2A, Class C
420,000	7.030%, 10/17/31 (B)	422,402
	OWN Equipment Fund I, Series 2024-2M, Class A
1,885,104	5.700%, 12/20/32 (B)	1,876,195
	Palmer Square CLO, Series 2025-1A, Class AR
4,205,000	5.134%, TSFR3M + 1.250%, 01/20/38 (A)(B)	4,208,036
	Planet Fitness Master Issuer, Series 2022-1A, Class A2I
2,586,200	3.251%, 12/05/51 (B)	2,541,112
	Polen Capital CLO, Series 2025-1A, Class E
3,905,000	9.534%, TSFR3M + 5.650%, 03/06/38 (A)(B)	3,865,891

The accompanying notes are an intergral part of the financial statements.

5

Portfolio of Investments — as of October 31, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 69.2% (continued)
	PRET, Series 2024-NPL7, Class A1
$198,948	5.925%, 10/25/54 (B)(E)	$199,023
	PRET, Series 2025-NPL8, Class A1
2,972,904	5.732%, 08/25/55 (B)(E)	2,978,058
	QTS Issuer ABS II, Series 2025-1A, Class B
730,000	5.778%, 10/05/55 (B)	727,815
	Raptor Aircraft Finance I, Series 2019-1, Class A
1,956,808	4.213%, 08/23/44 (B)	1,771,636
	RCO VIII Mortgage, Series 2025-3, Class A2
958,000	8.836%, 05/25/30 (B)(E)	963,229
	Redwood Funding Trust, Series 2025-1, Class A
2,811,214	7.584%, 05/27/55 (B)(E)	2,813,280
	RFS Asset Securitization II, Series 2024-1, Class E
2,500,000	14.782%, 07/15/31 (B)	2,520,825
	RFS Asset Securitization V, Series 2025-1, Class D
900,000	11.114%, 05/15/32 (B)	904,972
	Roc Mortgage Trust, Series 2024-RTL1, Class M1
3,740,000	7.277%, 10/25/39 (A)(B)	3,762,319
	Rockford Tower CLO, Series 2017-3A, Class D
250,000	6.796%, TSFR3M + 2.912%, 10/20/30 (A)(B)	250,310
	Santander Drive Auto Receivables Trust, Series 2024-3, Class D
2,090,000	5.970%, 10/15/31	2,131,117
	SBNA Auto Receivables Trust, Series 2025-SF1, Class F
1,000,000	8.710%, 06/15/33 (B)	1,012,294
	SCF Equipment Leasing, Series 2022-2A, Class E
3,750,000	6.500%, 06/20/35 (B)	3,753,434
	SCF Equipment Leasing, Series 2023-1A, Class E
1,500,000	7.000%, 07/21/36 (B)	1,498,004
	Securitized Term Auto Receivables Trust, Series 2025-A, Class D
680,008	6.746%, 07/25/31 (B)	691,537
	Sierra Timeshare Receivables Funding, Series 2021-1A, Class D
143,974	3.170%, 11/20/37 (B)	143,351
	Sierra Timeshare Receivables Funding, Series 2023-1A, Class D
353,564	9.800%, 01/20/40 (B)	370,998
	Sierra Timeshare Receivables Funding, Series 2024-1A, Class D
424,545	8.020%, 01/20/43 (B)	436,327
	Stellar Jay Ireland DAC, Series 2021-1, Class A
117,480	3.967%, 10/15/41 (B)	115,160
	Stream Innovations Issuer Trust, Series 2024-1A, Class C
4,291,641	11.400%, 07/15/44 (B)	4,759,769
	Stream Innovations Issuer Trust, Series 2024-2A, Class C
1,000,000	9.050%, 02/15/45 (B)	1,050,026
	Stream Innovations Issuer Trust, Series 2025-1A, Class D
649,553	8.400%, 09/15/45 (B)	661,405

The accompanying notes are an intergral part of the financial statements.

6

Portfolio of Investments — as of October 31, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 69.2% (continued)
	Sunnova Helios II Issuer, Series 2018-1A, Class A
$129,136	4.870%, 07/20/48 (B)	$124,318
	Sunnova Helios II Issuer, Series 2019-AA, Class A
386,602	3.750%, 06/20/46 (B)	359,503
	Sunnova Helios V Issuer, Series 2021-A, Class B
2,954,587	3.150%, 02/20/48 (B)	1,338,067
	Sunnova Helios X Issuer, Series 2022-C, Class C
2,590,325	6.000%, 11/22/49 (B)	1,024,420
	Sunnova Helios XIII Issuer, Series 2024-A, Class A
2,114,689	5.300%, 02/20/51 (B)	1,969,180
	Sunrun Atlas Issuer, Series 2019-2, Class A
2,634,702	3.610%, 02/01/55 (B)	2,523,403
	Sunrun Demeter Issuer, Series 2021-2A, Class A
494,261	2.270%, 01/30/57 (B)	445,384
	Sunrun Vulcan Issuer, Series 2021-1A, Class A
798,589	2.460%, 01/30/52 (B)	730,771
	Sycamore Tree CLO, Series 2024-1A, Class ER
3,750,000	10.724%, TSFR3M + 6.840%, 01/20/38 (A)(B)	3,711,289
	Symetra CLO, Series 2025-1A, Class E
4,000,000	9.634%, TSFR3M + 5.750%, 04/20/38 (A)(B)	3,960,104
	Textainer Marine Containers VII, Series 2021-1A, Class B
436,869	2.520%, 02/20/46 (B)	406,397
	Thunderbolt III Aircraft Lease, Series 2019-1, Class B
239,245	4.750%, 11/15/39 (B)	217,718
	TIC Home Improvement Trust, Series 2024-A, Class C
1,145,000	11.730%, 10/15/46 (B)	1,189,206
	TMCL VII Holdings, Series 2025-1H, Class B
2,850,000	8.060%, 07/23/50 (B)	2,855,937
	Tricon American Homes Trust, Series 2020-SFR1, Class F
160,000	4.882%, 07/17/38 (B)	159,021
	TVC Mortgage Trust, Series 2024-RRTL1, Class M1
3,610,000	7.415%, 07/25/39 (B)(E)	3,628,171
	Uniti Fiber Abs Issuer, Series 2025-2A, Class C
2,000,000	7.834%, 01/20/56 (B)	2,030,156
	Vivint Solar Financing V, Series 2018-1A, Class A
934,149	4.730%, 04/30/48 (B)	895,065
	Volofin Finance Designated Activity, Series 2024-1A, Class B
915,008	6.211%, 06/15/37 (B)	937,348
	VStrong Auto Receivables Trust, Series 2023-A, Class C
2,845,000	8.040%, 02/15/30 (B)	2,984,789
	WAVE, Series 2019-1, Class C
3,041,287	6.413%, 09/15/44 (B)	2,585,094
	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B
1,217,107	4.146%, 08/15/46 (A)	1,172,670

The accompanying notes are an intergral part of the financial statements.

7

Portfolio of Investments — as of October 31, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 69.2% (continued)
	Willis Engine Structured Trust V, Series 2020-A, Class A
$889,019	3.228%, 03/15/45 (B)	$855,427
	Willis Engine Structured Trust VI, Series 2021-A, Class A
1,212,930	3.104%, 05/15/46 (B)	1,141,186
	Willis Engine Structured Trust VII, Series 2023-A, Class A
412,679	8.000%, 10/15/48 (B)	424,530
	Total Asset-Backed Securities
	(Cost $274,358,727)	302,244,330

Commercial Mortgage-Backed Obligations — 13.4%
	BANK, Series 2021-BN34, Class A5
1,000,000	2.438%, 06/15/63	880,892
	BB-UBS Trust, Series 2012-TFT, Class C
2,000,000	3.559%, 06/05/30 (A)(B)	1,380,020
	Benchmark Mortgage Trust, Series 2021-B31, Class A5
1,000,000	2.669%, 12/15/54	892,217
	BPR Trust, Series 2021-NRD, Class F
2,545,000	10.903%, TSFR1M + 6.870%, 12/15/38 (A)(B)	2,481,082
	BPR Trust, Series 2022-SSP, Class D
2,170,000	10.663%, TSFR1M + 6.631%, 05/15/39 (A)(B)	2,169,368
	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1
915,044	7.647%, TSFR1M + 3.614%, 11/15/31 (A)(B)	283,519
	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2
2,228,132	8.647%, TSFR1M + 4.614%, 11/15/31 (A)(B)	458,131
	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D
4,790,000	4.710%, 05/10/47 (A)(B)	4,279,778
	COMM Mortgage Trust, Series 2012-LC4, Class C
3,714	5.506%, 12/10/44 (A)	3,463
	COMM Mortgage Trust, Series 2012-CCRE3, Class D
1,005,000	4.435%, 10/15/45 (A)(B)	830,472
	COMM Mortgage Trust, Series 2012-LC4, Class D
1,605,000	5.506%, 12/10/44 (A)(B)	1,155,648
	COMM Mortgage Trust, Series 2014-UBS4, Class AM
740,456	3.968%, 08/10/47	704,922
	CSMC OA, Series 2014-USA, Class C
985,000	4.336%, 09/15/37 (B)	777,667
	CSMC OA, Series 2014-USA, Class D
955,000	4.373%, 09/15/37 (B)	711,962
	CSMC OA, Series 2014-USA, Class E
11,475,000	4.373%, 09/15/37 (B)	8,240,484
	DC Commercial Mortgage Trust, Series 2023-DC, Class C
1,510,000	7.141%, 09/12/40 (A)(B)	1,563,232
	DC Commercial Mortgage Trust, Series 2023-DC, Class D
1,370,000	7.141%, 09/12/40 (A)(B)	1,411,143

The accompanying notes are an intergral part of the financial statements.

8

Portfolio of Investments — as of October 31, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 13.4% (continued)
	GS Mortgage Securities Trust, Series 2011-GC5, Class C
$100,000	5.167%, 08/10/44 (A)(B)	$90,391
	GS Mortgage Securities Trust, Series 2012-BWTR, Class A
3,716,077	2.954%, 11/05/34 (B)	3,219,798
	GS Mortgage Securities Trust, Series 2013-PEMB, Class A
1,005,000	3.550%, 03/05/33 (A)(B)	811,538
	GS Mortgage Securities Trust, Series 2013-GC13, Class C
610,000	3.874%, 07/10/46 (A)(B)	563,488
	GS Mortgage Securities Trust, Series 2014-GC22, Class D
3,000,000	4.572%, 06/10/47 (A)(B)	390,000
	GS Mortgage Securities Trust, Series 2023-SHIP, Class B
3,440,000	4.936%, 09/10/38 (A)(B)	3,436,030
	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10
3,375,000	4.155%, 08/05/34 (B)	3,370,921
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C
2,490,000	5.360%, 02/15/46 (A)(B)	2,349,656
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C
945,000	3.958%, 04/15/46 (A)	561,349
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B
3,330,000	4.076%, 08/15/46 (A)	2,013,684
	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class E
2,500,000	3.705%, 02/05/35 (A)(B)	1,965,675
	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C
830,000	4.281%, 10/15/30 (A)(B)	495,925
	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class D
400,000	4.281%, 10/15/30 (A)(B)	131,000
	Starwood Retail Property Trust, Series 2014-STAR, Class A
323,792	7.250%, PRIME + 0.000%, 11/15/27 (A)(B)	195,735
	Starwood Retail Property Trust, Series 2014-STAR, Class E
3,185,000	7.250%, PRIME + 0.000%, 11/15/27 (A)(B)(C)	15,925
	Starwood Retail Property Trust, Series 2014-STAR, Class F
34,224	7.250%, PRIME + 0.000%, 11/15/27 (A)(B)(C)	34
	UBS Commercial Mortgage Trust, Series 2018-C14, Class C
1,885,000	5.206%, 12/15/51 (A)	1,768,745
	VOLT XCIV, Series 2021-NPL3, Class A2
1,173,723	8.949%, 02/27/51 (B)(E)	1,173,759
	VOLT XCVI, Series 2021-NPL5, Class A2
269,154	8.826%, 03/27/51 (B)(E)	269,140
	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class C
2,902,000	5.051%, 06/15/49 (A)	2,715,269

The accompanying notes are an intergral part of the financial statements.

9

Portfolio of Investments — as of October 31, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 13.4% (continued)
	Wells Fargo Commercial Mortgage Trust, Series 20166-C36, Class C
$500,000	4.111%, 11/15/59 (A)	$438,825
	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D
449,567	4.984%, 06/15/44 (A)(B)	434,969
	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D
854,828	5.855%, 03/15/44 (A)(B)	307,755
	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E
1,680,000	4.984%, 06/15/44 (A)(B)	1,583,114
	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C
2,130,000	4.310%, 12/15/45 (A)	1,874,400
	Total Commercial Mortgage-Backed Obligations
	(Cost $66,868,863)	58,401,125

U.S Treasury Obligation — 7.7%
	U.S. Treasury Bill
33,650,700	4.092%, 11/04/25 (F)	33,647,128
	Total U.S Treasury Obligation
	(Cost $33,639,297)	33,647,128

Residential Mortgage-Backed Obligations — 7.6%
	Alternative Loan Trust, Series 2004-J3, Class 1A1
66,683	5.500%, 04/25/34	67,219
	Alternative Loan Trust, Series 2004-J10, Class 2CB1
131,827	6.000%, 09/25/34	133,868
	Alternative Loan Trust, Series 2004-28CB, Class 5A1
82,347	5.750%, 01/25/35	82,229
	Alternative Loan Trust, Series 2004-14T2, Class A11
139,765	5.500%, 08/25/34	141,250
	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
213,564	5.500%, 10/25/33	215,698
	Banc of America Funding Trust, Series 2005-7, Class 3A1
228,410	5.750%, 11/25/35	233,142
	Banc of America Funding Trust, Series 2007-4, Class 5A1
49,816	5.500%, 11/25/34	43,807
	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1
173,803	5.963%, 08/25/34 (A)	169,387
	CIM TRUST, Series 2022-R2, Class A1
716,172	3.750%, 12/25/61 (A)(B)	684,228
	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3
409,203	5.425%, 08/25/35 (A)	330,253
	Citigroup Mortgage Loan Trust, Series 2009-10, Class 6A2
121,467	6.287%, 09/25/34 (A)(B)	111,855
	Citigroup Mortgage Loan Trust, Series 2010-9, Class 2A2
216,508	6.040%, T1Y + 2.400%, 11/25/35 (A)(B)	211,276

The accompanying notes are an intergral part of the financial statements.

10

Portfolio of Investments — as of October 31, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 7.6% (continued)
	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class M3
$1,005,000	4.000%, 01/25/66 (A)(B)	$896,431
	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
730,000	7.283%, SOFR30A + 3.100%, 10/25/41 (A)(B)	744,564
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-1, Class 3A5
459,800	6.160%, 12/25/33 (E)	454,804
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-4, Class 7AR1
23,277	4.456%, TSFR1M + 0.464%, 06/25/34 (A)	21,617
	FHLMC POOL, Series 2023-2326
6,920,000	4.450%, 12/01/32	6,894,998
	FHLMC REMIC, Series 2023-5365, Class LY
2,958,207	6.500%, 12/25/53	3,118,367
	FHLMC STACR REMIC Trust, Series 2022-DNA7, Class M1B
1,845,000	9.183%, SOFR30A + 5.000%, 03/25/52 (A)(B)	1,978,763
	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A
482,253	5.618%, 10/25/34 (A)	465,694
	IndyMac Index Mortgage Loan Trust, Series 2005-AR11, Class A3
787,156	3.681%, 08/25/35 (A)	583,330
	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1
709,627	6.000%, 09/25/34	733,879
	Lehman Mortgage Trust, Series 2007-9, Class 1A1
52,284	6.000%, 10/25/37	49,204
	Lehman XS Trust, Series 2006-2N, Class 1A1
398,404	4.626%, TSFR1M + 0.634%, 02/25/46 (A)	362,471
	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1
601,164	4.405%, 03/25/35 (A)	533,065
	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1
313,521	6.870%, 04/25/36 (A)	305,288
	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
150,108	5.250%, 11/25/33	151,142
	MASTR Alternative Loan Trust, Series 2004-2, Class 8A4
1,517,014	5.500%, 03/25/34	1,387,636
	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1
111,390	5.500%, 06/25/34	112,433
	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1
152,487	6.000%, 06/25/34	156,453
	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1
405,160	6.000%, 09/25/34	408,500
	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M3
730,000	2.500%, 11/25/60 (A)(B)	616,471
	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5
89,858	5.500%, 11/25/35	82,714
	PRPM, Series 2025-2, Class A2
4,085,000	9.560%, 05/25/30 (B)(E)	4,095,210

The accompanying notes are an intergral part of the financial statements.

11

Portfolio of Investments — as of October 31, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 7.6% (continued)
	RFMSI Series Trust, Series 2005-SA1, Class 1A1
$1,401,916	5.224%, 03/25/35 (A)	$870,782
	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1
2,589,988	4.416%, TSFR1M + 0.424%, 07/25/35 (A)	1,539,865
	Towd Point Mortgage Trust, Series 2018-4, Class A2
1,100,000	3.000%, 06/25/58 (A)(B)	949,136
	Towd Point Mortgage Trust, Series 2018-5, Class M1
505,000	3.250%, 07/25/58 (A)(B)	434,304
	Towd Point Mortgage Trust, Series 2019-2, Class M1
890,000	3.749%, 12/25/58 (A)(B)	777,124
	Towd Point Mortgage Trust, Series 2020-4, Class M1
2,300,000	2.875%, 10/25/60 (B)	1,841,611
	Total Residential Mortgage-Backed Obligations
	(Cost $34,277,168)	32,990,068

Corporate Obligations — 1.3%
	Gitsit Solutions
2,875,000	8.000%, 11/15/29 (B)	2,894,550
	PG&E Wildfire Recovery Funding
3,000,000	4.263%, 06/01/36	2,892,889
	Total Corporate Obligations
	(Cost $5,874,906)	5,787,439

Other Investment — 0.0%
	ECAF I BLOCKER Ltd.
900	03/15/40 (C)(D)	—
	Total Other Investment
	(Cost $9,000,000)	—

Shares
Short-Term Investment — 2.1%
	First American Treasury Obligations Fund, X Class
9,269,161	3.980% (G)	9,269,161
	Total Short-Term Investment
	(Cost $9,269,161)	9,269,161
	Total Investments — 101.3%
	(Cost $433,288,122)	442,339,251
	Other Assets and Liabilities, net — (1.3)%	(5,886,763)
	Net Assets — 100.0%	$436,452,488

The accompanying notes are an intergral part of the financial statements.

12

Portfolio of Investments — as of October 31, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of these securities at October 31, 2025, was $338,752,019, representing 77.6% of Net Assets of the Portfolio. All securities are considered liquid unless otherwise noted.

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	No interest rate available.

(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(F)	Interest rate represents the security's effective yield at the time of purchase.

(G)	The rate reported is the 7-day effective yield as of October 31, 2025.

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

Ltd. — Limited

REMIC — Real Estate Mortgage Investment Conduit

SOFR30A — Secured Overnight Financing Rate 30-day Average

STACR — Structured Agency Credit Risk

T1Y — Secured Overnight Financing 12 Month

TSFR1M — Term Secured Overnight Financing Rate 1 Months

TSFR3M — Term Secured Overnight Financing Rate 3 Months

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2025, at value:

Investments in Securities	Level 1	Level 2	Level 3		Total
Asset-Backed Securities	$—	$299,996,757	$2,247,573		$302,244,330
Commercial Mortgage-Backed Obligations	—	58,385,166	15,959		58,401,125
U.S Treasury Obligation	—	33,647,128	—		33,647,128
Residential Mortgage-Backed Obligations	—	32,990,068	—		32,990,068
Corporate Obligations	—	5,787,439	—		5,787,439
Other Investment	—	—	—	^	—	^
Short-Term Investment	9,269,161	—	—		9,269,161
Total Investments in Securities	$9,269,161	$430,806,558	$2,263,532		$442,339,251

The accompanying notes are an intergral part of the financial statements.

13

Portfolio of Investments — as of October 31, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments In Asset-Backed Securities	Investments In Commercial Mortgage-Backed Obligations	Investments In Other Investment		Total
Balance as of November 1, 2024	$7,436,879	$157,804	$—	^	$7,594,683
Accrued discounts/premiums	318,031	(114,221)	—		203,810
Realized gain/(loss)	—	(2,816,850)	—		(2,816,850)
Change in unrealized appreciation/(depreciation)	(189,865)	2,789,226	—		2,599,361
Purchases	—	—	—		—
Sales	—	—	—		—
Net transfer into Level 3	—	—	—		—
Net transfer out of Level 3	(5,317,472)	—	—		(5,317,472)
Ending Balance as of October 31, 2025	2,247,573	15,959	—	^	2,263,532
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(177,295)	$2,789,226	$—		$2,611,931

^	Includes security valued at zero.

During the year ended October 31, 2025, there were transfers out of level 3 due to updated observable inputs.

For the year ended October 31, 2025, there have been no significant changes to the Fund’s fair value methodologies.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an intergral part of the financial statements.

14

Statement of Assets and Liabilities

October 31, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

ASSETS
Investments at cost	$433,288,122
Investments at value	$442,339,251
Interest receivable	1,801,004
Receivable from Investment Adviser	5,640
Prepaid expenses	4,041
TOTAL ASSETS	444,149,936
LIABILITIES
Payable for securities purchased	7,507,463
Administration fees payable	44,332
Payable due to custodian	24,384
Trustees’ fees payable	5,143
Chief Compliance Officer fees payable	3,089
Other accounts payable and accrued expenses	113,037
TOTAL LIABILITIES	7,697,448
NET ASSETS	$436,452,488

NET ASSETS CONSIST OF:
Paid-in capital	$417,628,872
Total distributable earnings	18,823,616
NET ASSETS	$436,452,488

Institutional Class:
Net assets	$436,452,488
Outstanding shares of beneficial interest (unlimited authorization - no par value)	39,448,880
Net asset value, offering and redemption price per share	$11.06

The accompanying notes are an integral part of the financial statements.

15

Statement of Operations

For the year ended October 31, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

INVESTMENT INCOME
Interest	$36,046,007
Total Income	36,046,007
Expenses
Administration fees	492,138
Trustees’ fees	18,633
Chief Compliance Officer fees	10,114
Audit fees	93,915
Pricing fees	75,186
Transfer agent fees	63,728
Legal fees	46,047
Registration fees	30,997
Custodian fees	29,620
Shareholder reporting fees	11,314
Other expenses	16,085
Total expenses	887,777

Less:
Reimbursement of expenses (Refer to Note 5)	(67,440)
Net Expenses	820,337
Net investment income	35,225,670

NET REALIZED AND UNREALIZED GAIN/LOSS
Net realized loss on investments	(719,375)
Net change in unrealized appreciation on investments	22,780,038
Net realized and unrealized gain	22,060,663

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$57,286,333

The accompanying notes are an integral part of the financial statements.

16

Statements of Changes in Net Assets

Loomis Sayles Full Discretion Institutional Securitized Fund

	Year Ended October 31, 2025	Year Ended October 31, 2024
FROM OPERATIONS:
Net investment income	$35,225,670	$29,956,734
Net realized gain/(loss)	(719,375)	3,300,607
Net change in unrealized appreciation	22,780,038	27,801,096
Net increase in net assets resulting from operations	57,286,333	61,058,437

DISTRIBUTIONS:	(31,229,140)	(26,565,252)

CAPITAL SHARE TRANSACTIONS:(1)
Issued	2,900,000	6,750,000
Reinvestment of distributions	31,229,140	26,565,252
Redeemed	–	(3,803,265)
Net increase in net assets from capital share transactions	34,129,140	29,511,987
Net increase in net assets	60,186,333	64,005,172

NET ASSETS:
Beginning of the year	376,266,155	312,260,983
End of the year	$436,452,488	$376,266,155

(1)	For share transactions, see Note 6 in Notes to Financial Statements.

Amounts designated as “-“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

17

Financial Highlights

For a share outstanding throughout the years

Loomis Sayles Full Discretion Institutional Securitized Fund

	Net asset value, beginning of the year	Net investment income (a)	Net realized and unrealized gain/(loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Return of capital
10/31/25	$10.37	$0.93	$0.58	$1.51	$(0.77)	$(0.05)	$–
10/31/24	9.37	0.86	0.90	1.76	(0.76)	—	–
10/31/23	9.31	0.64	0.07	0.71	(0.65)	—	–
10/31/22	10.55	0.46	(1.11)	(0.65)	(0.49)	(0.10)	–
10/31/21	10.12	0.55	0.44	0.99	(0.47)	(0.09)	–

(a)	Per share data calculated using average shares method.

(b)	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Had certain expenses not been waived/reimbursed during the year, if applicable, total returns would have been lower.

Amounts designated as “-“ are $0 or have been rounded to $0.

18

Total distributions	Net asset value, end of the year	Total return (%) (b)	Net assets, end of the year (000's)	Ratio of expenses to average net assets (%)	Ratio of expenses to average net assets (excluding waivers, reimbursements and fees paid indirectly) (%)	Ratio of net investment income to average net assets (%)	Portfolio turnover rate (%)
$(0.82)	$11.06	15.08	$436,452	0.20	0.22	8.59	41
(0.76)	10.37	19.46	376,266	0.20	0.24	8.66	39
(0.65)	9.37	7.81	312,261	0.20	0.27	6.76	23
(0.59)	9.31	(6.36)	277,830	0.20	0.27	4.67	19
(0.56)	10.55	10.01	254,802	0.20	0.26	5.28	42

The accompanying notes are an integral part of the financial statements.

19

Notes to Financial Statements

October 31, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

1.      Organization. The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 27 funds. The financial statements herein are those of the Loomis Sayles Full Discretion Institutional Securitized Fund (the “Fund”). The Fund is diversified and its investment objective is to provide current income and the potential for total return. The Fund commenced operations on December 15, 2011. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

2.      Significant Accounting Policies. The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

a.    Use of Estimates. The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

b.    Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

20

Notes to Financial Statements

October 31, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Loomis, Sayles & Company, L.P. (the “Adviser”) and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

21

Notes to Financial Statements

October 31, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of October 31, 2025. The following disclosures also include information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Asset Categories	Fair Value at 10/31/2025		Valuation Technique(s)	Unobservable Input(s)	Input Value(s)/ Weighted Average Value (If applicable)
Commercial Mortgage-Backed Obligations	$15,959		Cash Flow Pricing	Constant Default Rate/Lag Time/Loss Adjusted Spread	100%/23 Months/2,000 bps – 2,900 bps
Other Investment	$—	^	Liquidity Waterfall	Discount Rate	0.00%

^	Includes security valued at zero.

Level 3 securities with a total value of $2,247,573 have been valued using third party pricing information without adjustment and are excluded from the table above.

22

Notes to Financial Statements

October 31, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

c.    Federal and Foreign Income Taxes. It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period the Fund did not incur any significant interest or penalties.

d.    Security Transactions and Investment Income. Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

e.    Expenses. Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

f.     Dividends and Distributions to Shareholders. The Fund declares its dividends monthly and distributes its net investment income, if any, at least monthly and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

23

Notes to Financial Statements

October 31, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

g.    Illiquid Securities. A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

h.    Segment Reporting. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund's Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund's single investment objective which is executed by the Fund’s portfolio managers. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

3.      Transactions with Affiliates. Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.       Administration, Distribution, Transfer Agent and Custodian Agreements. The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2025, the Fund paid $492,138 for these services.

24

Notes to Financial Statements

October 31, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent for the Fund under the transfer agency agreement with the Trust.

U.S. Bank, N.A. serves as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.      Investment Advisory Agreement. Under the terms of the management agreement, the Fund does not pay a management fee. Shares of the Fund are only available to institutional advisory clients of the Adviser. The institutional advisory clients of the Adviser pay the Adviser or its affiliates a fee for their investment advisory services outside of the Fund. If advisory fee were charged within the Fund, the total return would have been lower.

The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.20% of the Fund’s Institutional Class Shares’ average daily net assets. This Agreement may only be terminated by the Board. Refer to reimbursement of expenses on the Statement of Operations for fees waived for the year ended October 31, 2025.

6.       Capital Shares.

	Year Ended October 31, 2025	Year Ended October 31, 2024
SHARE TRANSACTIONS:
Issued	268,022	696,439
Reinvestment of distributions	2,879,726	2,667,039
Redeemed	—	(388,984)
Net share transactions	3,147,748	2,974,494

25

Notes to Financial Statements

October 31, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

7.      Investment Transactions. The cost of security purchases and proceeds from security sales, other than short-term securities, for the year ended October 31, 2025, were as follows:

	U.S. Government	Other
Purchases	$–	$145,457,735
Sales	$4,571,481	$158,855,796

8.      Federal Tax Information. The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise. The permanent differences primarily consist of gains and losses on paydowns of mortgage and asset-backed securities for tax purposes and collateralized loan obligation basis adjustments. There is no permanent difference in the current year that would require a charge or credit to distributable earnings or paid in capital accounts.

The tax character of dividends and distributions for the Fund declared during the year ended October 31, 2025 and the year ended October 31, 2024, were as follows:

	Ordinary Income	Return of Capital	Total
2025	$31,229,140	$–	$31,229,140
2024	26,565,252	–	26,565,252

As of October 31, 2025, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Undistributed Ordinary Income	$5,863,198
Undistributed Long-Term Capital Gain	2,569,402
Net Unrealized Appreciation	12,986,996
Other Temporary Differences	(2,595,980)
Total Distributable Earnings	$18,823,616

Other temporary differences primarily consist of book/tax differences on distribution payable which are temporary adjustments for Federal income tax purposes in the current year. The Fund had no capital loss carryforwards at October 31, 2025.

26

Notes to Financial Statements

October 31, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at October 31, 2025, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$429,352,255	$34,215,363	$(21,228,367)	$12,986,996

Federal tax cost varies primarily due to the collateralized loan obligations.

9.       Risks.

Market Risk. The prices of and the income generated by the Fund's securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund's performance and cause losses on your investment in the Fund.

Interest Rate Risk. As with most funds that invest in fixed-income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed-income securities (especially those with longer maturities and durations) and the Fund’s share price to fall.

A related risk is basis risk, which is the risk that a change in prevailing interest rates will change the price of a company’s interest-bearing liabilities disproportionately to the price of interest-bearing assets. This would have the effect of increasing liabilities and decreasing assets, resulting in a loss.

Credit Risk. The credit rating or financial condition of an issuer may affect the value of a fixed-income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

27

Notes to Financial Statements

October 31, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

Concentration Risk. Due to the Fund’s concentration in the asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities group of industries, events that affect an industry or industries within this group will have a greater effect on the Fund than they would on a fund that is more widely diversified among a number of unrelated industries. While the Fund will invest more than 25% of its assets in, collectively, the asset-backed, commercial mortgage-backed and residential mortgage-backed securities industries, it is expected that the Fund’s investments in any one or more of these industries may, from time to time, be significantly greater than 25%.

Inflation/Deflation Risk. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

High Yield Bond Risk. High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Some may even be in default. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the high yield bond market may make it more difficult to dispose of high yield bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value high yield bonds accurately.

28

Notes to Financial Statements

October 31, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

Generally, the lower rated the security, as determined by rating agencies, the more vulnerable the security is to nonpayment. Securities rated below “B” are often dependent upon favorable financial and business conditions to meet their financial obligations, or may lack the capacity to make payments regardless of financial and business conditions. Default becomes more likely over the long or short term the lower rated the security.

Mortgage-Backed and Asset-Backed Securities Risk. The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. The value of mortgage-backed securities generally is more sensitive to changes in interest rates than other types of fixed-income securities. Rising interest rates tend to extend the maturities of mortgage-backed securities, causing the securities to exhibit additional volatility and their value to decrease more significantly. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the option to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk.

The Fund may invest in residential mortgage-backed securities that represent interests in pools of adjustable rate mortgages (“ARMs”), including payment option ARMs. Payment option ARMs give the borrower the option to pay less than the interest only amount, resulting in an increase in the principal balance of a loan as interest owed is added to the principal (known as “negative amortization payments”). While such instruments permit the borrower to avoid paying currently a portion of the interest accruing on the instrument and make the instrument more affordable to the borrower in the short term, they increase the risk that the borrower will be unable to make the resulting higher payment or payments that become due at the maturity of the loan.

The Fund may invest a substantial amount of its assets in privately issued mortgage-backed securities that are not issued, guaranteed, or backed by the U.S. government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, including extension and prepayment risks, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities, such as credit card receivables, may not have the benefit of an underlying physical asset or security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The value of the collateral may also be insufficient to cover the principal amount.

29

Notes to Financial Statements

October 31, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to the market’s perception of the credit worthiness of the issuers. Mortgage-backed and asset-backed securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or will default on payments. Such a risk is generally higher in the case of mortgage-backed securities that include so-called ‘sub-prime’ or “Alt-A” loans, which are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. There is also a risk that the value of the underlying asset (e.g., a home) securing an obligation may not be sufficient to cover the amount of the obligation. Residential mortgage-backed securities in which the Fund may invest may have a loan to value ratio which exceeds 100%, meaning that the mortgage amount is greater than the appraised value of the underlying property. Certain commercial mortgage-backed securities may be backed by pools of mortgages of properties that have special purposes, which may be difficult to sell or liquidate.

Credit Crisis Liquidity Risk. Certain types of credit instruments, such as investments in high-yield bonds, debt issued in leveraged buyout transactions (acquisition of a company using a substantial amount of debt and loans), mortgage- and asset-backed securities, and short-term asset-backed commercial paper, became very illiquid in the latter half of 2007. General market uncertainty and consequent re-pricing of risk led to market imbalances of sellers and buyers, which in turn resulted in significant valuation uncertainties in mortgage and credit-related securities and other instruments. These conditions resulted, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many instruments remaining illiquid and of uncertain value. Such market conditions, and the above factors, may make valuation uncertain and/or result in sudden and significant valuation declines.

30

Notes to Financial Statements

October 31, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

Collateralized Loan Obligations (“CLOs”) Risk. CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease in market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CLO, respectively, in which the Fund invests. CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described above. For example, a liquidity crisis in the global credit markets could cause substantial fluctuations in prices for leveraged loans and high-yield debt securities and limited liquidity for such instruments. When the Fund invests in CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CLO’s expenses.

Structured Notes Risk. Structured notes are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies that obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or may vary from the stated rate because of changes in these factors. Investment in structured notes involves certain risks, including the risk that the issuer may be unable or unwilling to satisfy its obligations to pay principal or interest, which is separate from the risk that the note’s reference instruments may move in a manner that is disadvantageous to the holder of the note. Structured notes, which are often illiquid, are also subject to additional risk such as market risk, liquidity risk and interest rate risk. The terms of certain structured notes may provide that a decline in the reference instrument may result in the interest rate or principal amount being reduced to zero. Structured notes may be more volatile than the underlying reference instruments or traditional debt instruments. In addition, structured notes may charge fees and administrative expenses.

A credit-linked note is a type of structured note whose value is linked to an underlying reference asset. Credit-linked notes typically provide periodic payments of interest as well as payment of principal upon maturity, the value of which is tied to the underlying reference asset. Like structured notes generally, investments in credit-linked notes are subject to the risk of loss of the principal investment and/or periodic interest payments expected to be received from an investment in a credit-linked note in the event that one or more of the underlying obligations of a note default or otherwise become non-performing. To the extent the Fund invests in a credit-linked note that represents an interest in a single issuer or limited number of issuers, a credit event with respect to that issuer or limited number of issuers presents a greater risk of loss to the Fund than if the credit-linked note represented an interest in underlying obligations of multiple issuers.

31

Notes to Financial Statements

October 31, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

U.S. Government Securities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, the Government National Mortgage Association (“Ginnie Mae”) pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by the Federal National Mortgage Association (“Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Agency Securities Risk. Certain obligations issued by U.S. government-sponsored agencies are backed solely by that agency’s own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

Foreign Security Risk. Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

32

Notes to Financial Statements

October 31, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

Portfolio Turnover Risk. The Fund may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax more frequently on capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

State-Specific Risk. While the Fund does not expect to invest in single state pools of mortgages, underlying properties of mortgages of certain states may represent a significant percentage of the underlying mortgages in which the Fund invests as a whole. When the Fund invests in this manner, it is subject to the risk that the economy of the states in which it invests, and the value of properties within the states, may decline. Investing significantly in securities whose values are economically tied to a single state means that the Fund is more exposed to negative political or economic events affecting that state than a fund that invests more widely. Certain states have experienced significant declines in property values in recent years.

It is anticipated that the Fund will invest more than 25% of its assets in mortgage-backed securities with underlying properties in California. Investing in such a manner subjects the Fund to economic conditions and government policies within California. As a result, the Fund may be more susceptible to factors that adversely affect the California property, housing and mortgage markets than a mutual fund that does not have as great a concentration in California.

The foregoing is not intended to be a complete discussion of all risks as associated with the investment strategies of the Fund. Please refer to the Fund’s current prospectus and Statement of Additional Information for a discussion of the risks associated with investing in the Fund.

33

Notes to Financial Statements

October 31, 2025

Loomis Sayles Full Discretion Institutional Securitized Fund

10.  Concentration of Shareholders. At October 31, 2025, 74% of Institutional Class total shares outstanding were held by three shareholders of record owning 10% or greater of the aggregate total shares outstanding.

11.  Indemnifications. In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12.  Recent Accounting Pronouncement. In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

13.  Subsequent Events. The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

34

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Advisors’ Inner Circle Fund and Shareholders of Loomis Sayles Full Discretion Institutional Securitized Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Loomis Sayles Full Discretion Institutional Securitized Fund (one of the funds constituting The Advisors’ Inner Circle Fund, referred to hereafter as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

35

Report of Independent Registered Public Accounting Firm

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 9, 2026

We have served as the auditor of one or more investment companies in Loomis, Sayles & Company, L.P. since 2011.

36

Notice to Shareholders (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

For shareholders that do not have an October 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal period ended October 31, 2025, the Fund is designating the following items with regard to distributions paid during the period:

Long Term Capital Gain Distribution	Ordinary Income Distributions	Return of Capital	Total Distributions	Dividends Qualifying for Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Qualified Short- Term Capital Gain(5)
0.00%	100.00%	0.00%	100.00%	0.00%	0.00%	2.90%	2.39%	100.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividends” is reflected as a percentage of ordinary income distribution. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

37

Other Information (Form N-CSR Items 8-11)

October 31, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End

Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on May 19–20, 2025 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

38

Other Information (Form N-CSR Items 8-11)

October 31, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

39

Other Information (Form N-CSR Items 8-11)

October 31, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. In this regard, the Trustees noted that there was no advisory fee charged to the Fund. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

40

Other Information (Form N-CSR Items 8-11)

October 31, 2025 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered the “fall-out” or ancillary benefits to the Adviser as a result of its relationship with the Fund, including the receipt of investment advisory fees by the Adviser or its affiliates from their institutional advisory clients that invest in the Fund. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. In this regard, the Trustees noted that no advisory fees are charged to the Fund. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

41

LOOMIS SAYLES FULL DISCRETION

INSTITUTIONAL SECURITIZED FUND

c/o SS&C Global Investor & Distribution Solutions, Inc.

P.O. Box 219009

Kansas City, Missouri 64121-9009

Adviser:

Loomis, Sayles & Company, L.P.

One Financial Center

Boston, Massachusetts 02111-2621

Distributor:

 SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19.	Exhibits.

(a)(1)        Code of Ethics attached hereto.

(a)(2)        Not applicable.

(a)(3)        A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)        Not applicable.

(a)(5)        Not applicable.

(b)             Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: May 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: May 22, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: May 22, 2026